Currency translation rates	6 Months Ended
Jun. 30, 2021
Foreign Exchange Rates [Line Items]
Disclosure Of Effect Of Changes In Foreign Exchange Rates Explanatory
Note 15

Currency translation rates
The

following table

shows the

rates of

the main

currencies

used to

translate the

financial information

of UBS’s

operations with

a
functional currency other than the US dollar into US dollars.
Closing exchange rate Average rate
1
As of For the quarter ended Year-to-date
30.6.21 31.3.21 31.12.20 30.6.20 30.6.21 31.3.21 30.6.20 30.6.21 30.6.20
1 CHF 1.08 1.06 1.13 1.06 1.10 1.09 1.04 1.09 1.04
1 EUR 1.19 1.17 1.22 1.12 1.20 1.20 1.11 1.20 1.11
1 GBP 1.38 1.38 1.37 1.24 1.39 1.38 1.24 1.39 1.26
100 JPY 0.90 0.90 0.97 0.93 0.91 0.93 0.93 0.92 0.93
1 Monthly income statement items of operations with a functional currency other than the US dollar are translated into US dollars

using month-end rates. Disclosed average rates

for a quarter represent an average
of three month-end rates,

weighted according to the income

and expense volumes of all

operations of the Group with

the same functional currency for

each month. Weighted average

rates for individual business
divisions may deviate from the weighted average rates for the Group.